Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,239,149	$ 4,292,122	$ 1,492,871
Accounts receivable	518,338		2,385
Inventory	241,770
Prepaids	149,725	959,611	6,000
Other assets	1,872,193	3,100
Total current assets	6,021,175	5,254,833	1,501,256
Property and equipment, net	11,803,765	3,532,659	21,874
Other non-current assets	1,034,763	488,633
Total assets	18,859,703	9,276,125	1,523,130
Current liabilities:
Accounts payable	1,436,437	677,031	176,705
Accrued expenses	1,810,154	1,223,600	215,737
Short term notes payable	119,064	187,315
Current portion of capital lease payable	557,244	428,050
Total current liabilities	3,922,899	2,515,996	392,442
Non-current liabilities:
Long term notes payable	11,863,885
Long-term capital lease payable	2,376,154	2,721,114
Total non-current liabilities	14,240,039	2,721,114
Commitments and contingencies
Stockholders' equity
Common stock value	3,988	3,985	673
Preferred stock, $0 par value, zero and 1,050,000 shares issued and outstanding at December 31, 2013 and 2012, respectively			3,496,500
Additional paid-in capital	10,525,367	10,007,490	55,561
Accumulated other comprehensive income		25,749
Accumulated deficit	(9,832,590)	(5,998,209)	(2,422,046)
Total stockholders' equity	696,765	4,039,015	1,130,688
Total liabilities and stockholders' equity	$ 18,859,703	$ 9,276,125	$ 1,523,130